Condensed Statements of Cash Flows - Novopelle Diamond, LLC [Member] - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2019
Cash flows from operating activities:
Net loss		$ (23,810)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		1,794
Imputed interest expense		2,026
(Increase) decrease in operating assets:
Prepaid expenses		8,866
Operating lease right-of-use asset, net		(273,686)
(Decrease) increase in operating liabilities:
Accounts payable		5,933
Deferred lease liability		(7,650)
Operating lease right-of-use liability, net		281,643
Net cash used in operating activities		(4,884)
Cash flows from investing activities:
Capital expenditures for property and equipment		(15,156)
Net cash used in investing activities		(15,156)
Cash flows from financing activities:
Proceeds from short-term borrowings from related parties		21,170
Repayment of short-term borrowings from related parties		(18,921)
Net cash provided by financing activities		2,249
Net decrease cash		(17,791)
Cash at beginning of year		18,796
Cash at end of year		1,005
Supplemental schedule of cash flow information:
Interest paid		3,169
Non-cash investing and financing transactions:
Equipment purchases financed with long-term debt		$ 34,027